CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total revenue		$ 129,140		$ 107,004		$ 356,932		$ 272,327		$ 374,921	$ 279,324
Cost of revenues:
Total cost of revenue		64,401		29,525		135,404		84,016		114,502	92,510
Gross profit		64,739		77,479		221,528		188,311		260,419	186,814
Operating expenses:
Sales and marketing		162,700		42,226		263,225		136,241		175,795	153,283
Research and development		83,040	[1]	13,859	[1]	119,916	[1]	39,614	[1]	55,289	43,132
General and administrative		74,170		14,391		110,509		43,176		59,847	49,684
Total operating expenses		319,910		70,476		493,650		219,031		290,931	246,099
(Loss) income from operations		(255,171)		7,003		(272,122)		(30,720)		(30,512)	(59,285)
Interest income, net		5,022		1,133		8,319		2,702		4,062	(53)
Other income (expense), net		772		(1,072)		2,263		(2,894)		(1,065)	(5,469)
(Loss) income before income taxes		(249,377)		7,064		(261,540)		(30,912)		(27,515)	(64,807)
(Benefit) provision for income taxes		(32)		300		614		770		1,416	659
Net (loss) income		(249,345)		6,764		(262,154)		(31,682)
Less: Net loss attributable to non-controlling interests		(77,402)				(77,402)
Net (loss) income attributable to OneStream, Inc.		$ (171,943)		6,764		$ (184,752)		(31,682)		(28,931)	(65,466)
Net loss per share of Class A and Class D common stock--basic	[2]	$ (1.06)				$ (1.06)
Net loss per share of Class A and Class D common stock--diluted	[2]	$ (1.06)				$ (1.06)
Weighted-average shares of Class A and Class D common stock outstanding-basic	[2]	160,300				160,300
Weighted-average shares of Class A and Class D common stock outstanding-diluted	[2]	160,300				160,300
Subscription
Revenues:
Total revenue		$ 110,722		79,419		$ 309,542		215,340		302,923	195,074
Cost of revenues:
Total cost of revenue		32,386		19,366		82,007		53,247		74,146	47,556
License
Revenues:
Total revenue		11,734		19,495		24,818		32,939		40,518	50,450
Professional services and other
Revenues:
Total revenue		6,684		8,090		22,572		24,048		31,480	33,800
Cost of revenues:
Total cost of revenue		$ 32,015		$ 10,159		$ 53,397		$ 30,769		$ 40,356	$ 44,954

[1]	Amounts include certain expenses incurred with related parties. Refer to Note 14 in the accompanying notes for details.
[2]	Represents net loss per share of Class A common stock and Class D common stock and weighted-average shares of Class A common stock and Class D common stock outstanding for the period following the Reorganization Transactions as described in Note 1, Organization and Description of Business. Refer to Note 13, Net Loss per Share, in the accompanying notes for additional details.